CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 29, 2017	Jun. 30, 2017	Sep. 20, 2016	Mar. 31, 2018
Proceeds from Convertible Notes Payable				$ 500,000
Debt Conversion, Converted Instrument, Amount				$ 514,602
Conversion price	$ 1.00
Turnstone Capital Inc. [Member]
Proceeds from Convertible Notes Payable		$ 500,000	$ 1,500,000
Debt Conversion, Converted Instrument, Accrued Interest	$ 14,583
Debt Conversion, Converted Instrument, Shares Issued	514,583
Debt Instrument, Unamortized Discount	$ 295,000	$ 295,000
Debt Conversion, Converted Instrument, Amount	$ 500,000